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                                                      --------------------------
                                                           SEC FILE NUMBER: 000-
                                                                           26337

                                                                   CUSIP NUMBER:
                                                                       57774U107
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):     |_|  Form 10-K   |_| Form 20-F   |_| Form 11-K  |X| Form 10-Q
|_|  Form N-SAR  |_|  Form N-CSR


For Period Ended: February 28, 2005
                  --------------------------------------------------------------

|_|   Transition Report on Form 10-K
|_|   Transition Report on Form 20-F
|_|   Transition Report on Form 11-K
|_|   Transition Report on Form 10-Q
|_|   Transition Report on Form N-SAR
For the Transition Period Ended: __________________________________________


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Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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                                       7

PART I -- REGISTRANT INFORMATION

Maxus Technology Corporation
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Full Name of Registrant

Medinex Systems, Inc.
--------------------------------------------------------------------------------
Former Name if Applicable

18300 Sutter Blvd.
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Address of Principal Executive Office (Street and Number)

Morgan Hill, California 95037
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City, State and Zip Code


PART II -- RULES 12b-25(b) AND (c)


If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.) |X|

      (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
      (b)   The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or
            portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
--------------------------------------------------------------------------------

PART III -- NARRATIVE


State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

      Maxus Technology Corporation (the "Company") has devoted significant resources through April 15, 2005 to (i) complete the preparation of its consolidated financial statements for the year ended November 30, 2004, (ii) to file its annual report on Form 10-KSB and (iii) to complete the preparation of its consolidated financial statements for the quarter ended February 28, 2005. Because of the substantial amount of time and effort required to complete its preparation of its 2004 consolidated financial statements, the Company is unable to file its Form 10-QSB with the Commission by the prescribed filing date of April 14, 2005 without unreasonable effort or expense.


PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Patrick Mulvey                     (408)                               782-2005
--------------------------------------------------------------------------------
(Name)                          (Area Code)                   (Telephone Number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

                                                             |X|   No |_|   Yes

The Company did not timely file its Form 10-KSB for the year ended November 30, 2004.

--------------------------------------------------------------------------------

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                             |X|   No |_|   Yes

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

      We have no reason to believe that there will be any significant change in results of operations.

--------------------------------------------------------------------------------

                          Maxus Technology Corporation
           -----------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  April 15, 2005                    By: /s/    Patrick Mulvey
       -----------------------------         -----------------------------------
                                             Name:  Patrick Mulvey
                                             Title: Chief Executive Officer


INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

--------------------------------------------------------------------------------
   Intentional misstatements or omissions of fact constitute Federal Criminal
                        Violations (See 18 U.S.C. 1001).
--------------------------------------------------------------------------------